Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for the years presented.

Basis of consolidation
2.2	Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIEs and VIEs’ subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases.
The Group has adopted the guidance codified in Accounting Standards Codification (“ASC”) 810, Consolidation, on accounting for VIE, which requires certain variable interest entity to be consolidated by the primary beneficiary in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receives the economic benefits of the VIEs that could be significant to the VIEs. If deemed the primary beneficiary, the Group consolidates the VIEs.

All intercompany balances and transactions between the Group, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated in consolidation.
VIE Arrangements
Due to PRC laws and regulations that impose certain restrictions or prohibitions on foreign equity ownership of entities providing value-added telecommunications services and certain financial services, the Group operates its websites and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain shareholders or affiliates of the Company or other group entities (“Nominee Shareholders”). Since the Company does not have any equity interests in VIEs, in order to exercise effective control over their operations, the Company, through its wholly owned subsidiaries, Jiangsu Yunmanman, FTA Information and Yixing Manxian (collectively, the “WFOE or WFOE’s subsidiary”), entered into a series of contractual arrangements with its VIEs and their shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the VIEs and their shareholders’ equity interests in them.
Currently, the Group’s major VIEs are (i) Manyun Software, (ii) Shan’en Technology and (iii) Manyun Cold Chain.
Below is a summary of the series of contractual arrangements entered among (i) FTA Information, Shan’en Technology and its shareholders, (ii) Jiangsu Yunmanman, Manyun Software and its shareholders, and (iii) Yixing Manxian, Manyun Cold Chain and its shareholders.
Equity Interest Pledge Agreement
Under the equity interest pledge agreements entered between the WFOEs or WFOEs’ subsidiaries and the shareholders of the VIEs, the shareholders pledged all of their equity interests in the VIEs to guarantee their performance of their obligations under the exclusive option agreement, exclusive service agreement and power of attorney. If the shareholders of the VIEs breach their contractual obligations under the VIE arrangement, the WFOEs or WFOEs’ subsidiaries as the pledgee, will have the right to dispose the pledged equity interest pursuant to the PRC law. The shareholders of the VIEs have not placed any security interests or allowed any encumbrance on the pledged equity interests. The equity interest pledge agreement remains effective until the shareholders of the VIEs have fully performed their obligations and repaid their consulting and service fees under the relevant contractual agreements. During the equity pledge period, the WFOEs or WFOEs’ subsidiaries are entitled to all dividends and other distributions generated by the VIEs.
Exclusive Option Agreement
Pursuant to the exclusive option agreements entered into among the WFOEs or WFOEs’ subsidiaries, the VIEs and the VIE’s shareholders, the VIEs’ shareholders irrevocably grant the WFOEs or WFOEs’ subsidiaries or their designated representatives an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the equity interest of the VIEs. The exercise price shall be the lowest price as permitted by the applicable PRC law at the time of the transfer of the optioned interest. Without the written consent of WFOEs or WFOEs’ subsidiaries, the VIEs and their shareholders may not sell, transfer, mortgage, or otherwise dispose of in any manner any assets, or legal or beneficial interest in the business or revenues, or allow the encumbrance thereon of any security interest. These agreements will remain effective until all equity interests of the VIEs held by its shareholders and all of the VIEs’ assets have been transferred or assigned to the WFOEs or WFOEs’ subsidiaries or their designated entities or persons.

Exclusive Service Agreement
Under the exclusive service agreement entered between the WFOEs or WFOEs’ subsidiaries and the VIEs, the VIEs appoint the WFOEs or WFOEs’ subsidiaries as their exclusive services provider with business supports and technical and consulting services. The VIEs shall not accept any consultations or services provided by any third party, and shall not cooperate with any third party. The VIEs agree to pay the WFOEs or WFOEs’ subsidiaries service fees for services performed, which shall be substantially all of the VIEs’ profits before tax. The exclusive service agreements remain effective unless terminated by the WFOEs or WFOEs’ subsidiaries.
Power of Attorney
Pursuant to the power of attorney, each shareholder of the VIEs has irrevocably authorized the WFOEs or WFOEs’ subsidiaries to exercise the following rights relating to all equity interests held by such shareholder in the VIEs during the term of the power of attorney: to act on behalf of such shareholder as its exclusive agent and attorney with respect to all matters concerning its shareholding in the VIEs according to the applicable PRC laws and the VIEs’ articles of association, including without limitation to: (i) exercising all the shareholder’s voting rights, including but not limited to designating and appointing the directors of the VIEs; (ii) asset transfer, capital reduction and capital increase of the VIEs; and (iii) other decisions that would have a material effect on the VIEs’ assets and operations.
Spousal Consent Letters
Pursuant to the respective spousal consent letters, each of the spouses of the applicable individual shareholders of the VIEs acknowledge and confirm the execution of the relevant exclusive service agreement, equity pledge agreement, power of attorney, and exclusive option agreement and irrevocably agrees that they have rights or obligations under these agreements. In addition, each of them agrees not to assert any rights over the equity interest in the VIEs held by their respective spouses or over the management of the VIEs. In addition, in the event that any of them is required to enter into any agreements related to the equity interest in the VIEs held by their respective spouses or the performance of the above mentioned VIE agreements for any reason, such spouses agree to authorize their respective spouses to enter into such agreements.
Risks in relation to the VIE structure
The Company believes that the contractual arrangements amongst the WFOEs or WFOEs’ subsidiaries, the VIEs and their respective shareholders are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders or affiliates of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, the VIEs and their shareholders may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if the VIEs or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over the VIEs, and its ability to conduct the Company’s business may be adversely affected.

The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	1,136,649	744,145
Restricted cash—current	17,364	32,380
Short-term investments	25,900	168,400
Accounts receivable, net	13,688	21,902
Loans receivable, net	54,817	47,253
Prepayments and other current assets	1,136,314	347,600
Restricted cash—non-current	20,000	10,000
Property and equipment, net	9,430	9,766
Long-term time deposits and other investments	518,400	1,115,000
Investments in equity investees	60,000	60,000
Intangible assets, net	69,631	94,881
Goodwill	283,256	362,120
Deferred tax assets	540	30,707
Operating lease right-of-use assets	61,771	34,022
Other non-current assets	12,708	30,898

TOTAL ASSETS	3,420,468	3,109,074

LIABILITIES
Accounts payable	11,086	15,368
Prepaid for freight listing fees and other service fees	479,476	515,731
Income tax payable	4,991	100,211
Other tax payable	862,150	433,931
Operating lease liabilities—current	37,569	25,677
Accrued expenses and other current liabilities	638,045	631,547
Deferred tax liabilities	17,308	21,967
Operating lease liabilities—non-current	22,497	567
Other non-current liabilities	12,414	12,328

TOTAL LIABILITIES	2,085,536	1,757,327

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net Revenues	5,817,440	6,157,284	6,391,878
Net income	1,080,640	347,955	1,147,627
Net cash provided by (used in) operating activities (1)	137,792	(948,849)	715,057
Net cash used in investing activities	(240,125)	(1,051,374)	(268,280)
Net cash used in financing activities	—	—	—

(1)	It includes cash flows used in intercompany operating activities of RMB 1,703,166, RMB 1,787,075 and RMB 599,305 for the years ended December 31, 2023, 2024 and 2025, respectively.
The VIEs contributed 69%, 55% and 51% of the Group’s consolidated net revenues for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the VIEs accounted for 8% and 7% of the consolidated total assets, and 66% and 58% of the consolidated total liabilities, respectively.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
The Group believes that there are no assets held in the consolidated VIEs that can be used only to settle obligations of the VIEs, except for the assets of the consolidated trusts presented below. As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.
Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in
capital, additional
paid-in
capital and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

Use of estimates
2.3	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for loans receivable.

Functional currency and foreign currency translation
2.4	Functional currency and foreign currency translation
The Group uses Renminbi as its reporting currency. The functional currency of the Company is the United States dollar (“US$” or “USD”). The functional currency of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries is RMB or USD as determined based on the economic facts and circumstances.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are included in foreign exchange (loss) gain of the statements of operations and comprehensive income.
Assets and liabilities of the Company and its subsidiaries with functional currency other than RMB are translated into RMB at fiscal year-end
exchange rates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated at average exchange rates during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income.

Cash and cash equivalents
2.5	Cash and cash equivalents
Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.
Restricted cash
2.6	Restricted cash
The Group’s restricted cash mainly consists of deposit pledged to commercial banks for payment channels, credit solutions and electronic toll collection (“ETC”) service. Restricted cash with remaining term over one year is recorded in non-current
restricted cash while others is included in current restricted cash.

Short-term investments
2.7	Short-term investments
Short-term investments include (i) wealth management products issued by investment banks with remaining maturities within one year; (ii) time deposits with original maturities longer than three months and remaining maturities within one year. The Group elects the fair value option to record wealth management products in accordance with ASC 825 Financial Instruments at each reporting period end. Changes in fair values are included in unrealized gains (losses) from fair value changes of investments in the consolidated statements of operations and comprehensive income. The unrealized gains (losses) will be reclassified to investment incomes (losses) when the investments are disposed or matured.

Accounts receivable, net
2.8	Accounts receivable, net
Accounts receivable mainly consists of amounts due from the Group’s customers, which are recorded net of allowance for credit losses. The Group has developed a CECL model in accordance with Credit Losses (Topic 326): Measurement of Credit Losses on Financial instruments (“ASC 326”) based on historical experience, the age of the accounts receivable balances, credit quality of its customers, forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

Loans receivable, net
2.9	Loans receivable, net
Loans receivable represents loans provided directly by the Group and the related accrued interests. Loans receivable is reduced by a valuation allowance estimated as of the balance sheet date.
The Group assesses its allowance for loans receivable according to ASC 326. The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in each of the portfolios as of the balance sheet date. The portfolios are determined based on the loan type, the term of the loan, and the repayment schedule. The allowance is estimated for each portfolio based on an assessment of various factors such as historical delinquency rate, size, and other risk characteristics of the portfolio.
The Group writes off loans receivable with a corresponding reduction of the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible.

Property and equipment, net
2.10	Property and equipment, net
Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Office building	44 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
R&D equipment	3 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term
Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in other income or expenses of the consolidated statements of operations and comprehensive income.

Intangible assets, net
2.11	Intangible assets, net
Intangible assets purchased are recognized and measured at cost upon acquisition.
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 10
Trademarks	5 to 15
Platform	5
Customer relationship	10-11
Non-compete commitment	8
Intelligent Driving Technology	10

Goodwill
2.12	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.
Under U.S. GAAP, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. If the Group chooses to apply a qualitative assessment first, it starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group determines that it is more likely than not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. A goodwill impairment will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.
Application of a goodwill impairment test requires significant management judgments, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Business combinations and noncontrolling interests
2.13	Business combinations and noncontrolling interests
U.S. GAAP requires that all business combinations to be accounted for under the acquisition method. Since its incorporation, the Group adopted ASC 805, Business Combinations. Following the acquisition method, the cost of an acquisition is measured as the aggregate of the fair value at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred.
Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgments. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.
Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.
In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive income.

Long-term time deposits and other investments
2.14	Long-term time deposits and other investments
The Group’s long-term time deposits and other investments include (i) long-term time deposits and wealth management products in commercial banks with maturities more than one year, and will be reclassified to short-term investments when their maturity date becomes within one year, and (ii) Investments in debt securities.

Investments	in debt securities
Investments in debt securities consist of investments in preferred shares issued by private companies that are redeemable at the Group’s option with no contractual maturity date and convertible debt instruments issued by certain private company. The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through credit impairment losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit
related is recorded in accumulated other comprehensive income as a component of shareholders’ equity.
For long-term investments acquired through nonmonetary transaction, the Group initially measures the acquired investments at the fair value of the assets surrendered to obtain it or the fair value of the investments received if that fair value is more clearly evident than the fair value of the assets surrendered. A gain or loss is recognized on the exchange at an amount equal to the difference of the carrying amount of the assets surrendered and the initial cost of the investments.

Investments in equity investees
2.15	Investments in equity investees
The Group’s investments in equity investees include (i) equity method investments; and (ii) investments in equity securities without readily determinable fair values.

(i)	Equity method investments
The Group accounts for common stock or common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method. The Group generally considers an ownership interest of 20% or higher represents significant influence. Under the equity method, the Group’s shares of the post-acquisition profits or losses of the investees are recognized in the consolidated statements of operations and comprehensive income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s shares of losses in an investee equals or exceeds its carrying amount of the investment in the investee, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the investee or is otherwise committed to provide further financial support to the investee. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

(ii)	Investments in equity securities without readily determinable fair values
The Group has elected to measure the investments in equity securities without readily determinable fair values at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in net income. At each reporting period end, the Group will make a qualitative assessment considering impairment indicators to evaluate whether any of these investments is impaired. If the assessment indicates that the fair value of an investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss.

Other non-current assets
2.16	Other non-current assets
Other
non-current
assets mainly consist of long-term prepayments for property and equipment, long-term prepayments for equity investment in a private company, long-term deposits and long-term interest receivable.

Fair value measurement
2.17	Fair value measurement
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: market approach, income approach and cost approach.
The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Revenue recognition
2.18	Revenue recognition
The Group derives its revenues principally from shippers’ and truckers’ use of the Group’s platforms in connection with freight listing service, freight brokerage service, transaction service, credit solutions and other value-added services.
Revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, after considering reductions by estimates for refund allowances and discount.
VAT is included in revenue on a gross basis as the Group determines that it is the principal of VAT in the PRC, based on the fact that the Group, as a seller of services, is primarily responsible for fulfilling the promise to pay VAT, which equals the sales amount multiplied by the applicable VAT rate, under the PRC Value Added Tax Provisional Regulations and the Pilot Implementation Measures for the Reform of Business Tax to Value-added Tax. The Group is subject to penalty or any other actions taken by tax authorities if it does not pay VAT assessed on its sales activities timely.
For the years ended December 31, 2023, 2024 and 2025, RMB4,173 million, RMB5,098million and RMB4,671million of VAT are included in net revenues, respectively, the majority of which was generated from freight brokerage service.

The Group offers various forms of incentives to the platform shippers and truckers, who are both considered the customers of the Group. For incentives which are recorded as reduction of revenue (including deferred revenue, if any), if characterization of those amounts as a reduction of revenue results in negative revenue for a specific customer on a cumulative basis within a given period, the amount of the cumulative shortfall is re-characterized
as selling and marketing expense. There is no explicit or implicit service agreements with the respective customer for a future period in relation to the negative amount. Consideration paid to customers is recorded as sales and marketing expenses if the Group receives distinct services in exchange and the consideration paid is at or below the fair value of the service received. For the years ended December 31, 2023, 2024 and 2025, RMB63,659, RMB190,195 and RMB201,125 of incentives were recorded in selling and marketing expenses, respectively.
Freight listing service
The Group charges the shippers membership fees for posting orders on the Group’s platforms. Membership fee is prepaid by shippers registered on the Group’s platforms for activating their rights of making orders on the platform. Revenue from membership fee is recognized on a straight-line basis over the term of the membership period.
Freight brokerage service
The Group provides freight brokerage service to shippers registered on its platform, assisting the shippers to identify appropriate truckers and enabling truckers to receive and fulfill on-demand
requests from shippers. As a freight broker, the Group enters into a shipping contract with the shipper and a shipping contract with the trucker matched by the platform or designated by the shipper, as the case may be, to fulfill the shipping order.
The Group concludes that it acts as an agent in the provision of shipping services as it is not responsible for fulfilling the promise to provide the shipping services, nor does the Group have the ability to control the related services. Specifically, the Group does not have the ability to control the shipping services provided by truckers due to: (i) the Group does not pre-purchase
or otherwise obtain control of the truckers’ services prior to their transfer to the shippers; (ii) the Group does not guarantee a shipping order could be taken by a trucker; (iii) the Group cannot direct the truckers to accept, decline or disregard a shipping order. The service fee earned by the Group is the difference between the amount paid by the shipper and the amount earned by the trucker, which are both fixed at the time a transaction is entered into. The revenue is recognized on a net basis at the point of fulfillment of the shipping order as this is when control of the services provided by the Group is transferred to the shipper, considering the shipper has the right to cancel the shipping order at any point as long as the cancellation is agreed by the trucker with no payment to the Group, and the Group would need to reperform substantially all the activities completed prior to the cancellation if it is to fulfill the remaining performance obligation to the shipper, and the fulfillment of a shipping order generally takes within one week.
Transaction service
The Group charges transaction service fees from truckers when they take orders originating from certain cities. The transaction service fee charged for an order is computed based on the shipping fee of such shipping order. The transaction service fee is recognized as revenue upon the shipper and the trucker reach an agreement.
In certain innovative businesses, the Group charges truckers membership fees, which entitle them to deduct or waive above-mentioned transaction service fees for a certain period of time, usually one week or one month. Revenue from truckers’ membership fee is recognized on a straight-line basis over the term of the membership period.
Credit solutions
The Group provides loans mainly using its own fund to the shippers and truckers registered on the Group’s platform to cater to their essential needs and increase their stickiness and engagement on the Group’s platform. The Group recognizes the fees and interests charged to the borrowers as “credit solutions revenue” over the lifetime of the loans using the effective interest method.

Other value-added services
Other value-added services provided by the Group mainly comprise agency services provided to insurance companies, highway authorities, gas station operators and automakers and dealers in their businesses to meet various needs of shippers and truckers. Other value-added services provided by the Group also include the sale of advanced driver-assistance system kits, or ADAS kits, and service fees generated from ADAS-enabled carrier services.
Multiple performance obligations
When certain service contracts are combined as one arrangement for revenue recognition purposes and the entire arrangement contains more than one performance obligation, the Group allocates the total transaction price to each performance obligation in an amount based on the relative standalone selling prices of the promised services underlying each performance obligation. In these instances, as the Group frequently sells each type of service with observable standalone selling prices, the observable standalone sales are used to determine the standalone selling price of each performance obligation.
Disaggregation of revenues
For the years ended December 31, 2023, 2024 and 2025, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Freight brokerage service-satisfied at a point of time	3,916,409	4,726,989	4,199,393
Freight listing service-satisfied over time (1)	828,152	879,489	980,158
Transaction service-satisfied at a point of time (1)	2,207,763	3,763,712	5,234,566
-satisfied overtime (1)	101,201	84,944	82,654
Credit solutions-satisfied over time	1,001,892	1,341,434	1,474,413
Other value-added services-satisfied at a point of time/ overtime (1)	380,742	442,070	518,675

Total net revenues (2)	8,436,159	11,238,638	12,489,859

(1)
Effective from January 1, 2024, the Group renamed “Transaction commission” revenue stream as “Transaction service,” which consists of all monetization from truckers related to freight matching service, including the revenue generated from intra-city business, which was previously classified under “Freight listing service” and “Other value-added services.” The comparative net revenues for the years ended December 31, 2023 have been recast to conform to this presentation. RMB101.2 million from “Freight listing service” and RMB4.7 million from “Other value-added services” were reclassified to “Transaction service” for the year ended December 31, 2023.

(2)
RMB4,173 million, RMB5,098 million and RMB4,671 million of net revenues were attributable to VAT for the years ended December 31, 2023, 2024, and 2025, respectively. The VAT related to freight brokerage service is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered.
Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly related to the freight listing services. Current contract balances are included in prepaid for freight listing fees and other service fees and non-current
contract balances are included in other
non-current
liabilities. The Group expects to recognize the majority of this balance as revenue over the next 12 to 24 months. The contract liabilities of the Group as of December 31, 2024 and 2025 are listed in the table below. The Group recognized revenues at a point of time or over time that were previously deferred as contract liabilities of RMB548,917 and RMB571,185 during the years ended December 31, 2024 and 2025, respectively.

	As of December 31,
	2024	2025
	RMB	RMB
Contract balances—current
Freight listing service	462,036	493,756
Transaction service	78,709	110,771
Others	30,440	32,962
Contract balances—non current
Freight listing service	12,414	12,328

Total contract balances	583,599	649,817

Cost of revenues
2.19	Cost of revenues
Cost of revenues primarily consists of VAT, related tax surcharges and other tax costs, net of the government grants, payroll and related expenses for employees involved in operating the Group’s platforms, technology service fee, and commission fee paid to third party payment platform.
VAT cost is primarily related to freight brokerage service, and is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group. The Group operates its freight brokerage business with the road transportation license obtained from the government, which requires the Group to pay VAT at a rate of approximately 9% pursuant to the relevant VAT regulations for transportation service segment. The Group receives government grants from local financial bureaus as an incentive for developing the local economy and business, which is recorded as a reduction of the VAT cost.
Gross amount of VAT and the government grants from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Gross VAT	5,271,119	5,996,198	4,165,723
Less: government grants	(2,150,109)	(2,102,847)	(903,275)

VAT, net	3,121,010	3,893,351	3,262,448

Sales and marketing expenses
2.20	Sales and marketing expenses
Sales and marketing expenses consist of advertising expenses, payroll and related expenses for employees involved in sales and marketing functions, amortization of trademarks and expenditures in user ecosystem enhancement and user rights protection. The advertising and marketing expenses amounted to RMB315,716, RMB508,337 and RMB540,690 for the years ended December 31, 2023, 2024 and 2025, respectively.

Research and development expenses
2.21	Research and development expenses
Research and development expenses primarily consist of technology infrastructure expenses related to research and development activities, payroll and related expenses for employees involved in platform development, internal-use
system support and intelligent driving technology development, charges for the usage of the server, computer and other equipment in relation to the research and development activities.

General and Administrative expenses
2.22	General and Administrative expenses
General and administrative expenses primarily consist of compensation costs for executive m an
agement and administrative employees, daily operating expenses and provision for settlement in principle of U.S. securities class action, which is non-recurring.

Operating leases
2.23	Operating leases
Under ASU
No. 2016-02
“Leases” (“ASC 842”), the Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use
assets on its consolidated balance sheet at the lease commencement. The Company measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Company’s incremental borrowing rate, an estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Company measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Company. Some of the Company’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Company does not include renewal option periods in the lease term for which it is not reasonably certain to exercise. For contracts modified, the Group reassesses whether a contract is or contains a leasing arrangement and re-measures
ROU assets and liabilities upon modification of the contract.
There is no private land ownership in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. The Company determines its land use right agreement contains an operating lease of land under ASC 842. The full prepayment for the land use right is recognized as an asset and is amortized using the straight-line method over the lease term of 50 years. The weighted average remaining lease term is 46.4 years as of December 31, 2025. The carrying amount of land use rights is RMB46,909 as of December 31, 2025. Amortization expense of land use rights for the years ended December 31, 2023, 2024 and 2025 amounted to RMB1,012, RMB1,012 and RMB1,012, respectively.

Share-based compensation
2.24	Share-based compensation
The Group accounts for share options granted to employees and directors as an equity award in accordance with ASC 718 Compensation-Stock Compensation (“ASC 718”).
Options granted generally vest upon satisfaction of service conditions. They are measured at the fair value of equity awards on the grant date and recognized as compensation cost net of forfeitures over the vesting periods, with the corresponding credit recorded as additional paid-in
capital (“APIC”). The Group elects to account for forfeitures as they occurred.

According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

Earnings per share
2.25	Earnings per share
Basic earnings per share is computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options and restricted shares, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings per share, the effect of the stock options and restricted shares is computed using the treasury stock method. In addition, the Group adjusts its proportionate share of the subsidiaries’ earnings by considering the hypothetical exercise of the stock options issued by subsidiaries and settled in subsidiaries’ common shares in the calculation of income available to ordinary shareholders of the Company used in the diluted earnings per share calculation.

Government grants
2.26	Government grants
Government grants include cash subsidies from local governments that the Group’s entities in the PRC are entitled to receive as incentives for operating business in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. Cash subsidies are included in other operating income or as a reduction of specific costs and expenses for which the grants are intended to compensate, and are recognized when received or when all relevant requirements have been met based on the Group’s evaluation and it is probable that the grants will be received.

Taxation
2.27	Taxation
The Group is subject to value-added taxes at the rate of 6%, 9% or 13% in PRC. The value-added tax payable is the balance of the taxes the Group is liable for, which is primarily incurred for freight brokerage service and assessed based on the total shipping transaction price, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group. The VAT taxes are also from the Group’s sales of other goods or services and primarily levied on the sales price the Group charges for such goods or services at applicable rates. Deductible input taxes that reduce the tax payable are from the Group’s purchases of goods or services and based on the cost and expenses the Group incurs at their applicable rates. The VAT balances are recorded in prepayments and other assets or other tax payable on the consolidated balance sheets.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statement, net loss carrying forward and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive income in the period of the enactment of the change.

Segment reporting
2.28	Segment reporting
The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions about allocation of resource and assessing performance.
The Group’s CODM has been identified as the
Chief Executive Officer
who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group’s CODM manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the Group’s CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance. Significant segment expenses are the same as these presented under the operating expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items.
The Group’s long-lived assets are substantially located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

Comprehensive income
2.29	Comprehensive income
Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statement of operations and comprehensive income. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheet consists of accumulated foreign currency translation adjustments.

Recent accounting pronouncements
2.30	Recent accounting pronouncements
Recently Adopted Accounting Pronouncement
On December 14, 2023, the FASB issued ASU
2023-09, which
establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC
740-10-50-12
to require a public business entity to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If the public business entities is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, public business entities that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC
740-10-50-12A,
which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: 1. State and local income tax, net of federal (national) income tax effect, 2. Foreign tax effects, 3. Effect of changes in tax laws or rates enacted in the current period, 4. Effect of cross-border tax laws, 5. Tax credits, 6. Changes in valuation allowances, 7. Nontaxable or nondeductible items, 8. Changes in unrecognized tax benefits. This guidance is effective for the Company for the year ended December 31, 2025. Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The adoption of this ASU has no significant impact on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU
2024-03
“Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic
220-40).
The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU
2024-03
is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.
In May 2025, the FASB issued ASU
2025-03,
“Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.
In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software, which is intended to improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. ASU
2025-06
is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Group is evaluating the impact of the adoption of this guidance.
In December 2025, the FASB issued ASU
2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The new standard establishes authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants for business entities, for which specific guidance was previously absent in U.S. GAAP. The core principles are aligned with the income approach, requiring grants to be recognized in earnings on a systematic and rational basis over the periods in which the related costs that the grant is intended to compensate are recognized. For grants related to assets, an entity may elect to account for the grant either as deferred income or as a reduction of the asset’s carrying amount (the cost accumulation approach). For public business entities, the new rules are effective for annual periods beginning after December 15, 2028. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.

Convenience translation
2.31	Convenience translation
The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of the consolidated balance sheet, consolidated statements of operations and comprehensive income and consolidated statements of cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S as of December 31, 2025.